Debt - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Deferred finance costs	$ 8.4	$ 10.7
Interest expense on long-term debt	$ 50.7	$ 63.5	$ 68.0